Events After the Reporting Period (Details) - EUR (€) € in Millions	Feb. 28, 2026	May 17, 2018
Events After the Reporting Period
Maximum authorized pro rata acquisition of treasury shares		€ 120
New share repurchase program
Events After the Reporting Period
Maximum authorized pro rata acquisition of treasury shares	€ 10,000